Trade and Other Receivables - Summary of Trade and Other Receivables (Parenthetical) (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Unbilled revenue from construction contracts	€ 247	€ 245
Retentions held by customers in respect of construction contracts	€ 183	€ 168